UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2008 to July 31, 2008

Item 1:	Schedule of Investments

Credit Suisse High Income Fund

Schedule of Investments

July 31, 2008 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (88.2%)
Aerospace & Defense (2.2%)
$250	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$258,750
100	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)§	(B, B3)	02/01/18	7.625	104,500
50	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	50,500
175	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Subordinated Notes (Callable 04/01/12 @ $104.88)§	(B-, Caa1)	04/01/17	9.750	173,688
150	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Unsecured Notes (Callable 04/01/11 @ $104.25)	(B-, B3)	04/01/15	8.500	150,750
50	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/10 @ $103.38)	(B+, B1)	02/01/15	6.750	48,625
350	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	326,375
175	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	171,500
					1,284,688
Agriculture (0.4%)
250	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 09/08/08 @ $108.00)‡	(B-, Caa1)	11/01/10	11.000	256,250

Auto Loans (3.6%)
275	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(B, B1)	06/15/10	7.875	234,302
750	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(B, B1)	10/01/13	7.000	537,824
175	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B, B1)	12/15/16	8.000	123,844
1,225	GMAC LLC, Debentures (Callable 09/08/08 @ $100.00)	(B-, B3)	04/01/11	6.000	785,263
50	GMAC LLC, Senior Unsecured Notes	(B-, B3)	03/02/11	7.250	34,314
185	GMAC LLC, Senior Unsecured Notes	(B-, B3)	12/01/14	6.750	106,086
300	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+, B3)	12/15/14	9.500	294,750
					2,116,383
Auto Parts & Equipment (1.4%)
225	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/08 @ $104.50)	(B+, B1)	12/01/11	9.000	228,375
100	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)§	(B+, B1)	03/01/17	7.875	66,500
225	Goodyear Tire & Rubber Co., Global Senior Unsecured Notes (Callable 07/01/10 @ $104.50)§	(BB-, Ba3)	07/01/15	9.000	227,812
150	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(B+, B3)	12/01/13	8.500	125,438
150	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)§	(B, B3)	11/15/14	8.625	126,750
24	Visteon Corp., Global Senior Unsecured Notes§	(B-, Caa2)	08/01/10	8.250	20,760
60	Visteon Corp., Rule 144A, Senior Unsecured Notes (Callable 12/31/13 @ $105.00)‡	(B-, Caa1)	12/31/16	12.250	42,000
					837,635
Automotive (1.3%)
395	Ford Motor Co., Global Senior Unsecured Notes§	(CCC+, Caa1)	07/16/31	7.450	207,375
200	General Motors Corp., Global Senior Unsecured Notes§	(B-, Caa2)	01/15/11	7.200	132,000
425	General Motors Corp., Senior Unsecured Notes§	(B-, Caa2)	07/15/13	7.125	243,312
375	General Motors Corp., Senior Unsecured Notes§	(B-, Caa2)	07/15/33	8.375	186,563
					769,250
Beverages (0.5%)
275	Constellation Brands, Inc., Company Guaranteed Notes§	(BB-, Ba3)	09/01/16	7.250	266,750

Brokerage (0.4%)
300	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)§	(B, Ba3)	12/01/15	7.875	253,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building & Construction (1.6%)
$325	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(B-, Caa2)	10/01/15	9.500	$196,625
275	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 08/29/08 @ $102.79)§	(B, B2)	04/15/12	8.375	209,000
350	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(CCC+, Caa1)	01/15/16	6.250	215,250
250	KB HOME, Company Guaranteed Notes§	(BB, Ba2)	06/15/15	6.250	209,375
275	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(CCC+, Caa2)	02/15/14	7.500	111,375
					941,625
Building Materials (1.2%)
100	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)§	(B+, B3)	08/01/14	7.750	78,500
225	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B+, B2)	10/01/12	9.875	207,562
175	Norcraft Cos., Global Company Guaranteed Notes (Callable 09/08/08 @ $104.50)	(B+, B1)	11/01/11	9.000	174,125
175	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)§	(CCC, Caa1)	09/01/14	8.500	99,969
25	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 08/11/08 @ $104.50)§	(CCC+, Caa2)	02/15/12	9.000	13,125
125	Ply Gem Industries, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/11 @ $105.88)‡	(B, B2)	06/15/13	11.750	112,500
					685,781
Chemicals (2.8%)
25	Airgas, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/13 @ $103.56)§‡	(BB, Ba2)	10/01/18	7.125	25,187
325	Chemtura Corp., Company Guaranteed Notes	(BB, Ba2)	06/01/16	6.875	276,250
250	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	226,250
200	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)§	(B, B3)	12/01/14	9.750	178,000
250	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)§	(CCC+, Caa2)	12/01/16	11.500	193,750
250	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/09 @ $104.50)+	(B-, B3)	02/01/14	0.000	226,250
200	PolyOne Corp., Senior Unsecured Notes	(B+, B1)	05/01/12	8.875	200,000
150	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(B+, B2)	08/15/14	9.000	148,875
150	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	148,875
					1,623,437
Computer Hardware (0.3%)
250	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	191,250

Consumer Products (1.2%)
200	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/08 @ $105.13)‡+	(CCC+, Caa1)	10/01/12	0.000	193,000
250	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	218,750
175	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)§	(B, B3)	05/01/17	7.500	153,125
150	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 09/08/08 @ $104.63)	(B-, B3)	04/15/12	9.250	151,500
					716,375
Consumer/Commercial/Lease Financing (0.1%)
180	Residential Capital LLC, Rule 144A, Secured Notes (Callable 05/15/10 @ $104.81)‡	(CCC-, Caa3)	05/15/15	9.625	71,100

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Diversified Capital Goods (2.0%)
$125	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	$122,188
150	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	150,375
175	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, B3)	08/01/14	9.500	168,000
225	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	218,250
215	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	208,550
150	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	147,000
209	TriMas Corp., Global Company Guaranteed Notes (Callable 09/08/08 @ $103.29)	(B-, B3)	06/15/12	9.875	185,487
					1,199,850

Electric - Generation (4.7%)
300	Calpine Generating Company LLC, Global Senior Secured Notes (Callable 04/01/09 @ $100.00)ø	(D, NR)	04/01/10	11.070	16,500
300	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	06/01/15	7.500	285,750
475	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	05/01/16	8.375	473,812
175	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	166,250
417	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	430,966
325	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)§	(B, B1)	01/15/17	7.375	314,437
275	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	268,813
200	Reliant Energy, Inc., Senior Unsecured Notes	(BB-, B1)	06/15/14	7.625	194,000
600	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	594,000
					2,744,528
Electric - Integrated (3.1%)
200	Mirant Americas Generation, LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	179,000
89	Mirant Mid Atlantic LLC, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	96,833
125	PNM Resources, Inc., Unsecured Notes	(BB-, Ba2)	05/15/15	9.250	127,812
50	Public Service Company of New Mexico, Senior Unsecured Notes	(BB+, Baa3)	05/15/18	7.950	50,818
1,175	Texas Competitive Electric Holdings Co., LLC, Series A, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	1,180,875
200	Texas Competitive Electric Holdings Co., LLC, Series B, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	201,000
					1,836,338
Electronics (1.7%)
250	Amkor Technology, Inc., Global Senior Notes (Callable 09/08/08 @ $103.88)	(B+, B1)	05/15/13	7.750	229,688
425	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(B-, B2)	12/15/14	8.875	362,312
140	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38)§	(B-, B3)	03/01/13	6.750	125,300
125	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B-, B3)	03/01/16	8.125	111,875
175	Viasystems, Inc., Global Senior Unsecured Notes (Callable 08/11/08 @ $105.25)	(B+, Caa1)	01/15/11	10.500	173,688
					1,002,863
Energy - Exploration & Production (4.6%)
175	Chaparral Energy, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $104.44)	(B-, Caa1)	02/01/17	8.875	151,813
150	Chesapeake Energy Corp., Senior Notes	(BB, Ba3)	12/15/18	7.250	147,750
450	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/09 @ $103.44)	(BB, Ba3)	01/15/16	6.875	434,812
225	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)§	(B+, B1)	12/01/17	7.250	217,125

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$200	Hilcorp Energy I LP, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	$197,000
125	Mariner Energy Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	118,438
150	Newfield Exploration Co., Global Senior Subordinated Notes (Callable 05/15/13 @ $103.56)	(BB-, Ba3)	05/15/18	7.125	142,500
350	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B, B3)	07/15/13	9.125	356,125
175	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	172,812
50	Range Resources Corp., Company Guaranteed Notes (Callable 05/01/13 @ $103.63)§	(BB, Ba3)	05/01/18	7.250	49,000
200	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(BB, Ba3)	03/15/15	6.375	188,000
90	SandRidge Energy, Inc., Rule 144A, Senior Notes (Callable 06/01/13 @ $104.00)‡	(B-, B3)	06/01/18	8.000	89,550
175	Southwestern Energy Co., Rule 144A, Senior Unsecured Notes‡	(BB+, Ba2)	02/01/18	7.500	180,250
275	Swift Energy Co., Senior Notes (Callable 09/15/08 @ $103.81)	(BB-, B1)	07/15/11	7.625	275,000
					2,720,175
Environmental (1.1%)
350	Allied Waste North America, Inc., Global Senior Secured Notes (Callable 03/15/10 @ $103.63)	(BB, B1)	03/15/15	7.250	347,375
275	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(B-, Caa1)	04/15/14	9.500	277,750
					625,125
Food & Drug Retailers (1.3%)
325	Duane Reade, Inc., Global Company Guranteed Notes (Callable 09/08/08 @ $104.88)§	(CCC-, Caa3)	08/01/11	9.750	287,625
225	New Albertsons Inc., Senior Unsecured Notes	(B+, B1)	05/01/13	7.250	226,125
125	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	120,000
125	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 09/08/08 @ $104.06)§	(B+, B2)	06/15/12	8.125	125,000
					758,750
Food - Wholesale (0.8%)
200	Dole Foods Co., Inc., Company Guaranteed Notes§	(B-, Caa1)	07/15/13	8.750	181,000
25	Dole Foods Co., Inc., Global Company Guaranteed Notes (Callable 09/08/08 @ $102.22)	(B-, Caa1)	03/15/11	8.875	22,906
175	Smithfield Foods, Inc., Senior Unsecured Notes§	(BB-, Ba3)	07/01/17	7.750	150,500
100	Smithfield Foods, Inc., Series B, Global Senior Unsecured Notes	(BB-, Ba3)	05/15/13	7.750	91,000
					445,406
Forestry & Paper (2.9%)
134	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(BB-, B2)	10/15/14	7.125	93,130
225	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 08/11/08 @ $103.66)	(B, B2)	03/15/10	9.750	208,125
425	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	397,375
50	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	46,375
200	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)	(B-, B3)	08/15/13	9.500	187,000
175	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	168,438
100	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	96,250
365	Smurfit-Stone Container, Global Senior Unsecured Notes (Callable 08/11/08 @ $102.79)	(B-, B3)	07/01/12	8.375	323,937
50	Verso Paper Holdings LLC, Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC+, B3)	08/01/16	11.375	42,250

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Forestry & Paper
$150	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B+, B2)	08/01/14	9.125	$135,000
					1,697,880
Gaming (4.1%)
250	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	146,250
30	Caesars Entertainment, Inc., Global Company Guaranteed Notes§	(B-, Caa2)	03/15/10	7.875	26,625
350	Caesars Entertainment, Inc., Global Company Guaranteed Notes§	(B-, Caa2)	05/15/11	8.125	264,250
200	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(B-, Caa1)	08/01/13	8.000	163,500
187	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB, Ba2)	11/15/19	7.250	149,600
75	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡§	(B, B3)	05/01/15	13.875	69,375
150	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC+, Caa1)	06/15/15	10.250	80,250
45	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 09/08/08 @ $104.06)ø	(D, C)	06/01/12	8.125	4,725
225	Inn of the Mountain Gods Resort & Casino, Global Senior Secured Notes (Callable 09/08/08 @ $106.00)§	(B, B3)	11/15/10	12.000	165,375
175	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B, B3)	06/15/14	9.750	126,000
125	Majestic Star Casino LLC, Senior Secured Notes (Callable 09/08/08 @ $104.75)§	(B-, Caa1)	10/15/10	9.500	98,750
200	Mashantucket Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡§	(BB+, Ba2)	11/15/15	8.500	155,000
200	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	06/01/16	7.500	160,500
475	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	01/15/17	7.625	382,375
300	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	252,000
115	Tropicana Entertainment LLC, Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø§	(D, NR)	12/15/14	9.625	31,625
45	Trump Entertainment Resorts, Inc., Senior Secured Notes (Callable 06/01/10 @ $104.25)§	(CCC+, Caa1)	06/01/15	8.500	22,387
150	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BBB-, Ba2)	12/01/14	6.625	136,500
					2,435,087
Gas Distribution (3.2%)
175	AmeriGas Partners LP, Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	159,688
275	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	273,625
750	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	762,694
250	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	241,875
125	MarkWest Energy Partners LP/ Finance Corp., Rule 144A, Senior Notes (Callable 04/15/13 @ $104.38)‡	(B+, B2)	04/15/18	8.750	125,000
200	Targa Resources Partners LP, Rule 144A, Senior Notes (Callable 07/01/12 @ $104.13)‡	(B, B2)	07/01/16	8.250	189,000
150	Williams Partners LP, Global Senior Unsecured Notes	BBB-, Ba2)	02/01/17	7.250	150,375
					1,902,257
Health Services (6.3%)
225	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡§	(B, Caa1)	11/01/15	9.875	231,187
50	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)§	(B-, B3)	10/15/17	10.000	54,000
50	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	53,063
350	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	354,375
175	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)§	(B, B2)	03/15/15	7.250	173,031
800	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	826,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Services
$50	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	$41,250
150	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	02/15/16	6.500	125,625
125	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	112,188
50	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	43,500
100	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	07/15/13	6.750	87,500
250	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)§	(CCC+, Caa1)	06/15/16	10.750	268,750
225	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	211,500
75	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/18	7.625	71,625
50	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	04/01/15	6.750	47,375
175	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.13)	(BB-, Ba3)	02/15/13	6.250	169,312
425	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B, Caa1)	07/01/14	9.875	429,250
125	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/09 @ $102.00) #	(B+, B3)	06/01/15	6.303	116,875
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	50,250
225	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)§	(CCC+, Caa1)	10/01/14	9.000	220,500
					3,687,156
Healthcare - Products (0.2%)
100	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)§	(B-, Caa1)	07/15/15	10.250	92,250

Hotels (0.6%)
100	Host Hotels & Resorts LP, Global Secured Notes (Callable 11/01/10 @ $103.44)§	(BB, Ba1)	11/01/14	6.875	89,500
225	Host Marriott LP, Global Senior Notes (Callable 11/01/08 @ $103.56)§	(BB, Ba1)	11/01/13	7.125	208,125
50	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	43,000
					340,625
lnvestments & Misc. Financial Services (0.2%)
150	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(B-, B3)	11/15/15	10.500	135,750

Leisure (0.3%)
300	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)§	(CCC-, Caa3)	06/01/14	9.625	152,250

Machinery (0.8%)
200	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)§	(B, B3)	02/15/17	8.625	201,500
125	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $103.56)	(BBB-, Ba3)	03/01/14	7.125	121,563
175	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B+, Ba3)	11/15/17	8.000	171,937
					495,000
Media - Broadcast (1.9%)
250	Barrington Broadcasting, Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC+, Caa1)	08/15/14	10.500	212,500
100	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC+, Caa1)	09/15/14	5.500	54,561
200	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	206,000
200	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa1)	06/15/15	9.250	153,000
175	Rainbow National Services LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/08 @ $104.38)‡	(BB, B1)	09/01/12	8.750	177,844
250	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88)‡§	(CCC, B3)	03/15/15	9.750	191,875

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Broadcast
$325	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC-, Caa2)	01/15/14	8.750	$140,563
					1,136,343
Media - Cable (5.0%)
350	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	311,937
550	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)§	(CCC, Caa3)	10/01/15	11.000	419,375
325	CCH II LLC, Series B, Global Company Guaranteed Notes (Callable 09/15/08 @ $105.13)	(CCC, Caa2)	09/15/10	10.250	310,375
281	Charter Communications Holdings LLC, Senior Unsecured Notes (Callable 09/08/08 @ $100.00)§	(CCC, Ca)	04/01/11	9.920	193,890
100	Charter Communications Operating LLC/Capital, Rule 144A, Senior Secured Notes‡	(B-, B3)	04/30/12	8.000	95,750
525	CSC Holdings, Inc., Global Senior Unsecured Notes§	(BB, B1)	04/15/12	6.750	502,687
50	CSC Holdings, Inc., Rule 144A, Senior Notes (Callable 06/15/12 @ $104.25)‡	(BB, B1)	06/15/15	8.500	49,500
275	DirecTV Holdings LLC/DirecTV Financing Co., Global Company Guaranteed Notes (Callable 09/08/08 @ $104.19)§	(BB, Ba3)	03/15/13	8.375	285,312
75	DirecTV Holdings LLC/DirecTV Financing Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/12 $103.81)‡	(BB, Ba3)	05/15/16	7.625	74,813
75	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	71,625
350	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	322,000
50	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	48,250
25	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)§	(B-, B3)	10/15/15	8.500	22,438
250	Mediacom LLC, Senior Notes (Callable 08/11/08 @ $100.00)	(B-, B3)	02/15/11	7.875	233,750
					2,941,702
Media - Services (0.4%)
125	Lamar Media Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.31)	(BB-, Ba3)	08/15/15	6.625	113,125
150	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B, B3)	04/15/14	7.375	119,250
					232,375
Metals & Mining (0.3%)
200	Steel Dynamics, Inc., Rule 144A, Senior Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	7.750	198,000

Metals & Mining - Excluding Steel (1.9%)
50	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B-, B3)	12/15/14	9.000	38,500
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)§	(B-, Caa1)	12/15/16	10.000	156,375
200	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	208,766
250	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	262,279
300	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 09/08/08 @ $102.00)#	(B-, B3)	05/15/15	6.828	261,000
200	Peabody Energy Corp., Global Company Guaranteed Notes	(BB, Ba1)	11/01/16	7.375	205,000
					1,131,920
Non-Food & Drug Retailers (3.0%)
325	Affinity Group, Inc., Global Company Guaranteed Notes (Callable 09/08/08 @ $104.50)	(CCC+, Caa1)	02/15/12	9.000	294,125
200	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B, B3)	03/15/17	7.625	148,750
250	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	231,250
150	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)	(BB, Ba1)	10/01/12	8.000	155,250

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Non-Food & Drug Retailers
$70	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, B2)	11/01/14	10.000	$56,525
105	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa1)	11/01/16	11.375	74,550
350	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B, B3)	10/15/15	10.375	344,750
553	PCA LLC/PCA Finance Corp., Global Company Guaranteed Notesø	(D, NR)	08/01/09	11.875	22,120
265	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	262,350
150	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)§	(B-, B3)	02/15/15	8.500	111,000
100	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	58,000
					1,758,670
Office Equipment (0.4%)
250	IKON Office Solutions, Inc., Global Senior Unsecured Notes (Callable 09/15/10 @ $103.88)	(BB-, Ba3)	09/15/15	7.750	251,250

Oil & Gas (0.4%)
225	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)§	(B+, B1)	06/15/19	7.250	212,625
25	Forest Oil Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.63)‡§	(B+, B1)	06/15/19	7.250	23,625
					236,250
Oil Field Equipment & Services (0.7%)
150	Key Energy Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/11 @ $104.19)‡	(BB-, B1)	12/01/14	8.375	151,500
125	Parker Drilling Co., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.81)	(B+, B2)	10/01/13	9.625	131,250
150	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB+, Ba2)	07/15/14	7.375	151,875
					434,625
Packaging (1.7%)
100	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B+, B3)	11/01/16	8.250	99,000
150	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)§	(CCC, Caa2)	03/01/16	10.250	98,250
150	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)§	(CCC+, Caa1)	09/15/14	8.875	120,750
75	Constar International, Inc., Company Guaranteed Notes (Callable 09/08/08 @ $105.50)	(CCC, Caa2)	12/01/12	11.000	37,313
75	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)§	(B, B1)	11/15/15	7.750	77,813
75	Crown Cork & Seal Co., Inc., Debentures (Callable 08/11/08 @ $101.91)§	(B, B2)	04/15/23	8.000	67,125
175	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	150,500
75	Owens Brockway Glass Container, Inc., Global Company Guaranteed Notes (Callable 09/08/08 @ $104.12)	(BB, Ba3)	05/15/13	8.250	77,250
125	Owens-Illinois, Inc., Debentures§	(B+, B2)	05/15/18	7.800	126,562
150	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.25)	(CCC, Caa2)	02/15/14	8.500	129,000
					983,563
Printing & Publishing (1.8%)
50	Dex Media West LLC, Series B, Global Senior Subordinated Notes (Callable 08/15/08 @ $104.94)§	(B+, B1)	08/15/13	9.875	39,375
300	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(B-, B3)	11/15/16	8.000	138,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Printing & Publishing
$600	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)§	(B-, B3)	01/15/13	6.875	$300,000
25	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)§	(B-, B3)	01/15/13	6.875	12,500
275	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CCC, Caa1)	02/15/17	9.000	156,750
300	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	265,500
155	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)§	(B-, B3)	03/01/15	8.250	130,975
					1,043,100
Railroads (0.3%)
150	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(BB-, B2)	06/01/15	8.000	152,250

Software/Services (1.3%)
300	First Data Corp., Rule 144A, Company Guaranteed Notes (Callable 09/30/11 @ $104.94)‡§	(B, B3)	09/24/15	9.875	265,875
75	Lender Processing Services, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/11 @ $106.09)‡	(BB+, Ba2)	07/01/16	8.125	75,281
325	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	331,500
125	Unisys Corp., Senior Unsecured Notes	(B+, B2)	10/15/12	8.000	107,188
					779,844
Steel Producers/Products (1.4%)
250	AK Steel Corp., Global Company Guaranteed Notes (Callable 09/08/08 @ $102.58)§	(BB-, B1)	06/15/12	7.750	257,500
125	PNA Intermediate Holding Corp., Global Senior Unsecured Notes (Callable 09/08/08 @ $102.00)#	(NR, Caa1)	02/15/13	9.676	126,250
300	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B, B3)	02/15/14	11.250	286,500
175	Ryerson, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/11 @ $106.00)‡	(B+, B2)	11/01/15	12.000	171,500
0	WCI Steel Acquisition, Inc., Senior Notes(1)	(NR, NR)	05/01/16	8.000	414
					842,164
Support-Services (3.8%)
100	Allied Security Escrow Corp., Global Company Guaranteed Notes (Callable 09/11/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	100,500
175	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)§	(B, B3)	02/01/15	8.500	175,219
75	DI Finance/DynCorp. International, Rule 144A, Company Guaranteed Notes (Callable 02/15/09 @ $104.75)‡	(B, B2)	02/15/13	9.500	74,906
150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	135,750
75	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+, Caa1)	06/01/16	10.250	65,438
190	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(BB-, B1)	01/01/14	8.875	175,275
225	Iron Mountain, Inc., Company Guaranteed Notes (Callable 08/19/08 @ $103.31)§	(B+, B2)	01/01/16	6.625	211,500
125	JohnsonDiversey Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 08/11/08 @ $103.21)	(B, B2)	05/15/12	9.625	127,812
100	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 08/11/08 @ $103.56)	(CCC+, Caa1)	05/15/13	10.670	100,500
325	Mobile Mini, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $103.44)§	(B+, B2)	05/01/15	6.875	279,500
200	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	193,000
40	Neff Corp., Global Company Guaranteed Notes (Callable 06/01/11 @ $105.00)§	(CCC+, Caa2)	06/01/15	10.000	15,000
200	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)§	(B-, Caa1)	12/01/14	9.500	165,000

	Par		Ratings†
	(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Support-Services
$	[75]	Sotheby’s, Rule 144A, Senior Notes‡	(BBB-, Ba3)	06/15/15	7.750	$73,125
	[50]	Ticketmaster, Rule 144A, Senior Notes (Callable 08/01/12 @ $105.38)‡	(BB, Ba3)	08/01/16	10.750	52,000
	270	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)§	(B, B3)	09/01/14	9.875	228,150
	100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 08/11/08 @ $103.25)§	(BB-, B1)	02/15/12	6.500	90,750
						2,263,425
Telecom - Fixed Line (1.2%)
	425	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	6.704	357,000
	[75]	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC+, Caa1)	03/15/13	12.250	75,750
	250	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)§	(CCC+, B3)	02/15/14	9.250	255,000
						687,750
Telecom - Integrated/Services (4.3%)
	350	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B-, B2)	01/15/14	8.375	335,125
	375	Citizens Communications Co., Senior Unsecured Notes§	(BB, Ba2)	01/15/13	6.250	358,125
	[25]	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC, Caa3)	05/01/15	12.500	5,375
	215	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	218,494
	450	Intelsat Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.63)‡	(BB-, B3)	08/15/14	9.250	446,625
	125	Intelsat Subsidiary Holding Co., Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/10 @ $104.44)‡	(BB-, B3)	01/15/15	8.875	123,750
	275	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	251,969
	500	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	463,750
	325	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	330,687
						2,533,900
Telecom - Wireless (2.3%)
	200	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 09/08/08 @ $105.06)	(B, B2)	06/15/13	10.125	209,000
	200	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)§	(B-, B3)	11/01/14	9.375	197,000
	125	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, Caa1)	11/01/14	9.250	121,875
	325	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/09 @ $102.98)	(BB, Baa3)	03/15/14	5.950	247,275
	690	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Baa3)	12/01/16	6.000	582,231
						1,357,381
Textile/Apparel/Shoe Manufacturing (0.2%)
	100	Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 08/11/08 @ $104.06)	(BB+, Ba3)	05/01/13	8.125	101,250

Textiles & Apparel (0.3%)
	175	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)§	(B+, B2)	01/15/15	9.750	165,813

Theaters & Entertainment (0.4%)
	250	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	224,063

Transportation (0.3%)
	150	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	148,500

TOTAL CORPORATE BONDS (Cost $57,760,886)						51,889,452

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS (6.4%)
Aerospace & Defense (0.2%)
$100	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	$95,500

Chemicals (0.4%)
200	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(B-, B3)	08/15/15	8.375	124,000
150	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡§	(B-, B3)	02/15/16	8.500	101,250
					225,250
Electronics (0.9%)
200	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	214,000
175	Celestica, Inc., Senior Subordinated Notes (Callable 09/08/08 @ $103.94) (Canada)§	(B, B3)	07/01/11	7.875	176,750
125	NXP BV/NXP Funding LLC, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)§	(B, B3)	10/15/14	7.875	104,688
50	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.31) (Netherlands)	(CCC+, Caa2)	10/15/15	8.625	51,488
					546,926
Energy - Exploration & Production (0.3%)
175	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(BB+, B1)	12/15/14	8.250	177,187

Forestry & Paper (0.6%)
475	Abitibi-Consolidated, Inc., Global Company Guaranteed Notes (Canada)	(CCC+, Caa2)	06/15/11	7.750	223,250
175	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B+, B2)	04/01/15	7.750	158,375
					381,625
Media - Cable (1.0%)
200	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	186,000
250	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B-, Caa2)	02/15/15	10.125	378,848
					564,848
Media - Diversified (0.3%)
175	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	162,313

Oil Refining & Marketing (0.3%)
225	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡§	(BB-, B1)	05/01/14	6.750	198,000

Pharmaceuticals (0.4%)
225	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	220,500

Support-Services (0.2%)
125	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡§	(B, B1)	08/01/15	8.625	110,000

Telecom - Integrated/Services (0.9%)
300	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	294,000
150	Nordic Telephone Co. Holdings, Rule 144A, Senior Secured Notes (Callable 09/08/08 @ $101.00) (Denmark)‡#	(B+, B2)	05/01/16	10.357	225,846
					519,846
Telecommunications Equipment (0.3%)
200	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)‡	(B-, B3)	07/15/16	10.750	197,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Textiles & Apparel (0.1%)
$75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	$74,307

Transportation - Excluding Air/Rail (0.5%)
275	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)§	(B+, B1)	12/15/13	8.500	279,812

TOTAL FOREIGN BONDS (Cost $3,986,620)					3,753,114

Number of
Shares

COMMON STOCK (0.2%)
Chemicals (0.2%)
9,785	Huntsman Corp. (Cost $68,805)				132,098

SHORT-TERM INVESTMENTS (30.1%)
15,670,310	State Street Navigator Prime Portfolio§§				15,670,310

Par (000)

$2,038	State Street Bank and Trust Co. Euro Time Deposit		08/01/08	0.850	2,038,000

TOTAL SHORT-TERM INVESTMENTS (Cost $17,708,310)					17,708,310

TOTAL INVESTMENTS AT VALUE (124.9%) (Cost $79,524,621)					73,482,974

LIABILITIES IN EXCESS OF OTHER ASSETS (-24.9%)					(14,662,310)

NET ASSETS (100.0%)					$58,820,664

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency to be Sold	Contract Amount	Contract Value	Unrealized Gain

European Economic Unit	10/08/10	€(462,000)	$(723,621)	$(718,087)	$5,534

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to a value of $9,271,163 or 15.8% of net assets.

#	Variable rate obligations — The interest rate is the rate as of July 31, 2008.
+	Step Bond — The interest rate is as of July 31, 2008 and will reset at a future date.
ø	Bond is currently in default.
*	Non-Income producing security.
(1)	Par value of security held is less than 1,000.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $79,524,621, $429,133, $(6,470,780) and $(6,041,647), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                     Controls and Procedures

(a)                                As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                               There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                     Exhibits

1.                                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 26, 2008